Expenses for shipping activities and other expenses from operating activities - Charter Hire Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total charter hire expenses	$ (31,173)	$ (17,713)	$ (25,849)
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	(62)	(16,921)	(25,849)
Bare boat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ (31,111)	$ (792)	$ 0